Schedule of Right-of Use Asset and Lease Information About Operating Lease (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Operating lease cost	$ 22,947	$ 25,193	$ 45,894	$ 42,737	$ 112,022	$ 70,175
Variable lease cost	9,937		20,377		24,222
Sublease income	(2,163)	(2,121)	(4,326)	(4,242)	(7,819)	(7,070)
Total lease cost	30,721	23,072	61,945	38,495	128,425	63,105
Other information
Operating cash flows from operating leases	22,707	23,331	45,189	42,771	95,641	76,248
Right-of-use assets obtained in exchange for new operating lease liabilities				$ 365,556	$ 365,556
Weighted-average remaining lease term - operating leases (year)	4 years 2 months 4 days		4 years 2 months 4 days		4 years 11 months 23 days	9 months 18 days
Weighted-average discount rate - operating leases	10.48%		10.48%		10.46%	10.00%